Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Trade Accounts Receivable

	2019	2018
Accounts receivable from clients (a)	108,490	32,823
Loans held for sale (b)	124,661	—
Other trade accounts receivable	39,922	19,538
Allowance for expected credit losses	(23,656)	(7,745)

	249,417	44,616

Movement in the Allowance for Expected Credit Losses of Trade Receivables
The movement in the allowance for expected credit losses of trade accounts receivables is as follows:

	2019	2018
At January 1	7,745	5,048
Charge for the year	35,695	12,257
Reversal	(3,179)	(3,051)
Write-off	(16,605)	(6,509)

At December 31	23,656	7,745